Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees and Non-Employees (Details) - 2010 Plan - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate (%), minimum	0.93%	0.60%	1.64%
Risk-free interest rate (%), maximum	1.57%	0.78%	2.76%
Expected volatility (%), minimum	47.20%	48.20%	39.60%
Expected volatility (%), maximum	48.00%	50.40%	51.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected exercise multiple			2.3
Expected exercise multiple, minimum	2.2	2.2
Expected exercise multiple, maximum	2.8	2.8
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 2.14	$ 2.60	$ 2.27
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of ordinary shares (US$)	$ 3.13	$ 3.42	$ 3.88